Segment Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Segment Reporting [Abstract]
Information about Operations by Business Segments

The following tables set forth information about the Company’s operations by its three business segments for the periods indicated:

(Dollar amounts in thousands)	Merchant acquiring, net	Payment processing	Business solutions	Other		Total
Three months ended June 30, 2013
Revenues	18,165	30,603	46,725	(6,318	)(1)	89,175
Income from operations	8,161	11,719	8,784	(11,726	)(2)	16,938
Three months ended June 30, 2012
Revenues	17,028	29,019	43,541	(5,216	)(1)	84,372
Income from operations	7,970	12,756	8,870	(11,362	)(2)	18,234

(1)	Represents the elimination of intersegment revenues for services provided by the payment processing segment to the merchant acquiring segment, and other miscellaneous intersegment revenues.
(2)	Primarily represents non-operating depreciation and amortization expenses generated as a result of the Merger and certain non-recurring fees and expenses.

(Dollar amounts in thousands)	Merchant acquiring, net	Payment processing	Business solutions	Other		Total
Six months ended June 30, 2013
Revenues	35,624	59,826	92,493	(11,429	)(1)	176,514
Income from operations	17,395	25,270	19,318	(24,646	)(2)	37,337
Six months ended June 30, 2012
Revenues	34,689	57,248	85,469	(10,546	)(1)	166,860
Income from operations	16,511	25,065	17,950	(23,454	)(2)	36,072

(1)	Represents the elimination of intersegment revenues for services provided by the payment processing segment to the merchant acquiring segment, and other miscellaneous intersegment revenues.
(2)	Primarily represents non-operating depreciation and amortization expenses generated as a result of the Merger and certain non-recurring fees and expenses.

The following tables set forth information about the Company’s operations by its three business segments for the periods indicated:

(Dollar amounts in thousands)	Merchant acquiring, net	Payment processing	Business solutions	Other		Total
Year ended December 31, 2012
Revenues	$69,591	$116,019	$177,292	$(21,218	)(1)	$341,684
Income from operations	33,836	53,682	39,845	(47,717	)(2)	79,646
Year ended December 31, 2011
Revenues	61,997	105,184	173,434	(19,493	)(1)	321,122
Income from operations	30,258	45,031	36,690	(49,464	)(2)	62,515

(1)	Represents the elimination of intersegment revenues for services provided by the payment processing segment to the merchant acquiring segment, and other miscellaneous intersegment revenues.
(2)	Represents certain incremental depreciation and amortization expenses generated as a result of the Merger non-recurring compensation and benefits expenses and professional fees.

Reconciliation of Income from Operations to Consolidated and Combined Net Income

The reconciliation of income from operations to consolidated net income for the three and six months ended June 30, 2013 and 2012 is as follows:

	Three months ended June 30,		Six months ended June 30,
(Dollar amounts in thousands)	2013	2012	2013	2012
Segment income from operations
Merchant acquiring	$8,161	$7,970	$17,395	$16,511
Payment processing	11,719	12,756	25,270	25,065
Business solutions	8,784	8,870	19,318	17,950

Total segment income from operations	28,664	29,596	61,983	59,526
Merger related depreciation and amortization and other unallocated expenses(1)	(11,726)	(11,362)	(24,646)	(23,454)

Income from operations	$16,938	$18,234	$37,337	$36,072

Interest expense, net	(9,698)	(13,177)	(24,918)	(24,231)
Earnings of equity method investment	348	509	625	575
Other expenses	(77,535)	(8,397)	(77,468)	(10,657)
Income tax benefit (expense)	5,012	798	4,961	(258)

Net (loss) income	$(64,935)	$(2,033)	$(59,463)	$1,501

(1)	Primarily represents non-operating depreciation and amortization expenses generated as a result of the Merger and certain non-recurring fees and expenses.

The reconciliation of income from operations to consolidated net income is as follows:

	Years ended December 31,
(Dollar amounts in thousands)	2012	2011
Segment income from operations
Merchant acquiring	$33,836	$30,258
Payment processing	53,682	45,031
Business solutions	39,845	36,690

Total segment income from operations	127,363	111,979
Merger related depreciation and amortization and other unallocated expenses(1)	(47,717)	(49,464)

Income from operations	$79,646	$62,515

Interest expense, net	(54,011)	(50,160)
Earnings of equity method investment	564	833
Other expenses	(8,491)	(18,201)
Income tax benefit	59,658	29,227

Net income	$77,366	$24,214

(1)	Represents certain incremental depreciation and amortization expenses generated as a result of the Merger non-recurring compensation and benefits expenses and professional fees.

Geographic Segment Information Based on Geographic Location of Subsidiaries

The geographic segment information below is classified based on the geographic location of the Company’s subsidiaries:

	Years ended December 31,
(Dollar amounts in thousands)	2012	2011
Revenues(1)
Puerto Rico	$294,479	$281,392
Caribbean	16,280	13,051
Latin America	30,925	26,679

Total revenues	$341,684	$321,122

(1)	Revenues are based on subsidiaries’ country of domicile.